Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Machinery and equipment	$2,240,129	$2,133,142
Transportation vehicles	443,390	423,812
Electronic devices	138,951	126,342
Office furniture and equipment	88,050	60,196
Construction in progress	216,468	21,619
Building	754,321	500,353
Total property plant and equipment, at cost	3,881,309	3,265,464
Less: accumulated depreciation	(1,724,095)	(1,340,489)
Property, plant and equipment, net	$2,157,214	$1,924,975